Long-Term Debt, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

9. Long-Term Debt, Net

The following table summarizes the Company’s debt (in thousands):

	September 30, 2025	December 31, 2024
$100,000,000 8% senior convertible note, due April 5, 2026	$-	$18,300
Less: Unamortized debt discount	-	(1,555)
Net carrying value	-	16,745

$149,900 Economic Injury Disaster Loan (EIDL), interest rate of 3.75%, due June 1, 2050	150	155
$500,000 EIDL, interest rate of 3.75%, due May 8, 2050	478	475
Total debt	628	17,375

Less: current portion	(13)	(12)
Long-term debt, net	$615	$17,363

Senior Convertible Note

On November 8, 2021, the Company sold and issued, in a registered direct offering, an 8% senior convertible note, originally due November 3, 2023, and subsequently extended to April 5, 2025, in the aggregate original principal amount of $100 million (the “Note”). The Note had an original issue discount of sixteen percent (16%) resulting in gross proceeds of $84 million. The Note was sold pursuant to the terms of a Securities Purchase Agreement, dated November 2, 2021 (the “November 2021 SPA”), between the Company and the investor in the Note (the “Investor”).

The Note was issued on November 8, 2021, pursuant to an indenture dated November 2, 2021 between us and Wilmington Savings Fund Society, FSB, as trustee (the “Base Indenture”), as supplemented by a first supplemental indenture thereto, dated November 2, 2021, relating to the Note (the “First Supplemental Indenture” and the Base Indenture as supplemented by the First Supplemental Indenture, the “First Indenture”). The terms of the Note include those provided in the First Indenture and those made part of the First Indenture by reference to the Trust Indenture Act.

First Exchange Agreement

On July 25, 2023, the Company entered into an Exchange Agreement (the “First Exchange Agreement”) under which the Company and the Investor agreed to exchange (the “Series A Exchanges”), in two separate exchanges, an aggregate of $22.7 million of the outstanding principal and interest under the Note for 15,000 shares of a newly authorized series of preferred stock of the Company designated as Series A Preferred Convertible Stock (the “Series A Preferred Stock”), the terms of which are set forth in a Certificate of Designations of Rights and Preferences of Series A Convertible Preferred Stock of RYVYL Inc. (the “Series A Certificate of Designations”), which the Company filed with the Nevada Secretary of State prior to the initial issuance of the Series A Preferred Stock. The Series A Preferred Stock is further described in Note 9, Convertible Preferred Stock. As part of the First Exchange Agreement, the Company also agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of the Company’s common stock during the five trading days immediately prior to such conversion; and the Investor agreed to waive any interest that would otherwise accrue on the Note during the period commencing on April 1, 2023 through, and including, December 31, 2023.

On July 31, 2023, pursuant to the terms of the First Exchange Agreement, the Company closed the initial exchange (the “Initial Series A Exchange”) and issued 6,000 shares of Series A Preferred Stock in exchange for $4.3 million of the outstanding principal balance of the Note and $1.7 million of accrued interest. Additionally, upon satisfaction of all applicable closing conditions, including, without limitation, the Company having obtained any stockholder approval required for the consummation of the transactions and the issuance of the common stock issuable upon the conversion of all of the shares of Series A Preferred Stock (unless waived by the applicable other party), in the final exchange (the “Final Series A Exchange”), the parties agreed to exchange the remaining $16.7 million of the outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock on a date mutually agreed to by the Company and the Investor. The Company determined that the parties’ obligation to exchange the remaining $16.7 million of the outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock in the Final Series A Exchange represents an embedded conversion feature that does not require bifurcation and separate valuation because it would not meet the definition of a derivative, if freestanding, under ASC 815, Derivatives and Hedging (“ASC 815”), as net settlement could not be achieved.

The Company analyzed the changes made to the Note under the First Exchange Agreement under ASC 470-50 to determine if extinguishment accounting was applicable. Under ASC 470-50-40-10, a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Since the First Exchange Agreement added a substantive conversion option, the Company determined that extinguishment accounting was applicable. In accordance with the extinguishment accounting guidance, the Company recorded a loss on extinguishment of $1.3 million which represents the difference between (a) the fair value of the modified Note and the 6,000 shares of Series A Preferred Stock issued in the Initial Series A Exchange and (b) the carrying amount of the Note and the fair value of the bifurcated embedded derivative immediately prior to giving effect to the First Exchange Agreement.

Second Exchange Agreement

Under the terms of the First Exchange Agreement, a final closing was to be held upon which the Investor was to exchange an additional $16.7 million of principal of the Note into 9,000 shares of Series A Preferred Stock (the “Unissued Series A Preferred Stock”) which shares of Unissued Series A Preferred Stock were convertible into shares of common stock, in accordance with the terms of the Series A Certificate of Designations.

On November 27, 2023, the Company entered into an Exchange Agreement (the “Second Exchange Agreement”) with the Investor under which the Company and the Investor agreed to exchange (the “Series B Exchange”), (i) all of the existing shares of Series A Preferred Stock issued to the Investor in the Initial Series A Exchange, (ii) the right to exchange the shares of Unissued Series A Preferred Stock for an additional $16.7 million of principal of the Note, and (iii) $60.3 million of the outstanding principal under the Note for 55,000 shares of a newly authorized series of preferred stock of the Company designated as Series B Preferred Convertible Stock (the “Series B Preferred Stock,” and collectively with the Series A Preferred Stock, the “Preferred Stock”),”), the terms of which are set forth in a Certificate of Designations of Rights and Preferences of Series B Convertible Preferred Stock of RYVYL Inc. (the “Series B Certificate of Designations”), which the Company filed with the Nevada Secretary of State prior to the initial issuance of any shares of Series B Preferred Stock. The Series B Preferred Stock is further described in Note 9, Convertible Preferred Stock. As additional consideration for the Series B Exchange, the Company also agreed to make a cash payment to the Investor in the amount of $3.0 million. As part of the Second Exchange Agreement, the Investor also agreed to forbear from requiring the repayment of the Note (to the extent such repayment obligation arises solely as a result of the occurrence of the maturity date and not with respect to any event of default or redemption rights in the Note or pursuant to the Indenture (as such term is defined in the Second Exchange Agreement)) during the period commencing on November 5, 2024 through, and including, April 5, 2025; and to extend the waiver of payment of interest under the Note through July 1, 2024.

The Company analyzed the changes made to the Note under the Second Exchange Agreement under ASC 470-50 to determine if extinguishment accounting was applicable. Under ASC 470-50-40-10, a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Since the Second Exchange Agreement eliminated a substantive conversion option (the parties’ obligation to exchange the remaining $16.7 million of outstanding principal balance subject to the Series A Exchange for 9,000 shares of Series A Preferred Stock in the Final Series A Exchange), the Company determined that extinguishment accounting was applicable. In accordance with the extinguishment accounting guidance, the Company recorded a loss on extinguishment of $22.5 million which represents the difference between (a) the fair value of the modified Note, the fair value of the 55,000 shares of Series B Preferred Stock issued in the Series B Exchange, and the $3.0 million cash payment made to the Investor, and (b) the carrying amount of the Note, the fair value of the bifurcated embedded derivative immediately prior to giving effect to the Second Exchange Agreement, and the fair value of the existing shares of Series A Preferred Stock issued to the Investor in the Initial Series A Exchange forfeited to the Company by the Investor.

On November 29, 2023, the Company closed the Series B Exchange, pursuant to which the Company issued to the Investor 55,000 shares of Series B Convertible Preferred Stock and paid the Investor a cash payment in the amount of $3.0 million, in exchange for 6,000 shares of Series A Convertible Preferred Stock previously issued to the Investor, the right to exchange the shares of Unissued Series A Preferred Stock for an additional $16.7 million of principal of the Note, and the reduction of principal of the Note in the aggregate amount of $60.3 million.

Forbearance Agreement

On May 17, 2024, the Company entered into a Forbearance Agreement (the “Forbearance Agreement”) with the Investor pursuant to which the Investor, in consideration for the Company’s cash payment in the amount of $80,000 as an advance payment of a portion of the next interest payment, in the estimated amount of $380,000, due and payable under the Note on October 1, 2024, agreed to further forbear from requiring the repayment of the Note (to the extent such repayment obligation arises solely as a result of the occurrence of the maturity date and not with respect to any event of default or redemption rights in the Note or pursuant to the Indenture) during the period commencing on April 5, 2025 through, and including, April 5, 2026. The Company analyzed the changes made to the Note under the Forbearance Agreement under ASC 470-60 to determine if the transaction qualified as a troubled debt restructuring. For a debt restructuring to be considered troubled, the debtor must be experiencing financial difficulties and the creditor must have granted a concession. The Company considered the indicators of financial difficulties provided in ASC 470-60 and determined that one or more indicators were present at the time the Forbearance Agreement was entered into, such as the existence of substantial doubt about the Company’s ability to continue as a going concern. Furthermore, the Company determined that the effective borrowing rate on the Note decreased as a result of the changes made to the Note under the Forbearance Agreement and, as such, the Investor granted a concession on the debt. As a result, the changes made to the Note under the Forbearance Agreement were accounted for as a troubled debt restructuring. However, no restructuring gain or corresponding adjustment to the carrying amount of the Note was recorded because the net carrying amount of the Note at the time the Forbearance Agreement was entered into was less than the total undiscounted future principal and interest payments of the restructured Note. The $80,000 cash payment made to the Investor in connection with the Forbearance Agreement was treated as a lender fee and expensed as incurred under the troubled debt restructuring model.

Preferred Stock Repurchase and Note Repayment Agreement

On January 23, 2025, the Company entered into a Preferred Stock Repurchase and Note Repayment Agreement (the “Repurchase Agreement”) with the Investor, which provides for repayment of the outstanding balance of the Note. Pursuant to terms of the Repurchase Agreement, in consideration for an aggregate payment of $17.0 million by the Company to the Investor (the “Repurchase Price”), (i) the entire outstanding principal balance of the Note, including all accrued and unpaid interest, shall be deemed to have been paid and (ii) all outstanding shares of Series B Preferred Stock held by the Investor will be repurchased by the Company. The Repurchase Agreement provides for the payment of the Repurchase Price in two installments, the first in the amount of $13.0 million (the “First Installment”), which was paid on January 27, 2025. The second installment, in the amount of $4.0 million (the “Second Installment”), is due and payable on or before April 30, 2025 (the “Second Installment Date”), and the maturity date of the Note is advanced to such date. Upon the payment of the First Installment, all shares of Series B Preferred Stock held by the Investor were repurchased and the outstanding balance of the Note was reduced to $4.0 million.

The Repurchase Agreement further provides that, during the period from the payment of the First Installment until the Second Installment Date, no interest will accrue on the remaining balance of the Note and certain restrictive covenants under the Note will be temporarily waived. If the Company fails to make the Second Installment on or before the Second Installment Date, then interest will continue to accrue again on the outstanding balance of the Note and all other terms of the Note will also be restored as they were prior to the date the First Installment was paid. The Company did not make the second installment payment of $4.0 million by April 30, 2025.

The Company analyzed the changes made to the Note under the Repurchase Agreement under ASC 470-60 to determine if the transaction qualified as a troubled debt restructuring. For a debt restructuring to be considered troubled, the debtor must be experiencing financial difficulties and the creditor must have granted a concession. The Company considered the indicators of financial difficulties provided in ASC 470-60 and determined that one or more indicators were present at the time the Repurchase Agreement was entered into, such as the existence of substantial doubt about the Company’s ability to continue as a going concern. Furthermore, the Company determined that the effective borrowing rate on the Note decreased as a result of the changes made to the Note under the Repurchase Agreement and, as such, the Investor granted a concession on the debt. As a result, the changes made to the Note under the Repurchase Agreement were accounted for as a troubled debt restructuring. However, no restructuring gain or corresponding adjustment to the carrying amount of the Note was recorded because the net carrying amount of the Note after giving effect to the payment of the First Installment was less than the total undiscounted future principal and interest payments of the restructured Note.

During the year ended December 31, 2022, the Investor converted $8.55 million of the outstanding Note principal balance into 598,695 shares of the Company’s common stock at a weighted average conversion price of $1.43 per share. In addition, the Company paid the Investor $6.9 million in January 2022 in exchange for the cancellation of $6.0 million of the outstanding principal balance. During the year ended December 31, 2023, the Investor converted $1.65 million of the outstanding Note principal balance into 527,910 shares of the Company’s common stock at a weighted average conversion price of $1.18 per share. During the year ended December 31, 2024, the Investor converted $0.9 million of the outstanding Note principal balance into 823,294 shares of the Company’s common stock at a weighted average conversion price of $1.10 per share. During the three months ended June 30, 2025, the Investor converted the remaining $4.0 of the outstanding Note principal balance into 7,118,843 shares of the Company’s common stock at a weighted average conversion price of $0.58 per share.

Ranking

The Note is the senior unsecured obligation of the Company and not the financial obligation of our subsidiaries. Until such date as the principal amount of the Note is $5 million or less, all payments due under the Note will be senior to all other indebtedness of the Company and/or any of its subsidiaries. The convertible note was fully retired during the quarter ended June 30, 2025.

Maturity Date

Under its original terms, unless earlier converted, or redeemed, the Note was to mature on November 3, 2023, the second anniversary of the issuance date, which we refer to herein as the “Maturity Date,” subject to the right of the Investor to extend the date:

(i)	if an event of default under the Note has occurred and is continuing (or any event shall have occurred and be continuing that with the passage of time and the failure to cure would result in an event of default under the Note) and

(ii)	for a period of 20 business days after the consummation of a fundamental transaction if certain events occur.

We are required to pay, on the Maturity Date, all outstanding principal, accrued and unpaid interest and accrued and unpaid late charges on such principal and interest, if any.

As part of the Restructuring Agreement entered into with the Investor on August 16, 2022 (the “Restructuring Agreement”), the Company obtained a forbearance of the Maturity Date from November 5, 2023 to November 5, 2024. As part of the Second Exchange Agreement entered into with the Investor on November 27, 2023, the Company obtained a further forbearance of the Maturity Date from November 5, 2024 to April 5, 2025. As part of the Forbearance Agreement entered into with the Investor on May 17, 2024, the Company obtained a further forbearance of the Maturity Date from April 5, 2025 to April 5, 2026. Pursuant to the terms of the Repurchase Agreement entered into with the Investor on January 23, 2025, the Maturity Date was advanced to April 30, 2025 upon the payment of the First Installment on January 27, 2025. The convertible note was fully retired during the quarter ended June 30, 2025.

Interest

The Note bears interest at the rate of 8% per annum which (a) shall commence accruing on the date of issuance, (b) shall be computed on the basis of a 360-day year and twelve 30-day months and (c) shall be payable in cash quarterly in arrears on the first trading day of each calendar quarter or otherwise in accordance with the terms of the Note. If the holder elects to convert or redeem all or any portion of the Note prior to the Maturity Date, all accrued and unpaid interest on the amount being converted or redeemed will also be payable. If we elect to redeem all or any portion of the Note prior to the Maturity Date, all accrued and unpaid interest on the amount being redeemed will also be payable. The interest rate of the Note will automatically increase to 15% per annum upon the occurrence and continuance of an event of default (See “Events of Default” below).

Subject to the satisfaction of certain equity conditions, the terms of the Restructuring Agreement require the holder to voluntarily convert certain interest payments when due under the Note at 95% of the lower of (i) the then in effect conversion price and (ii) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

As part of the First Exchange Agreement, the Investor agreed to waive any interest that would otherwise accrue on the Note during the period commencing on April 1, 2023 through, and including, December 31, 2023. As part of the Second Exchange Agreement, the Investor agreed to extend the waiver of payment of interest under the Note through July 1, 2024. Pursuant to the terms of the Repurchase Agreement, no interest will accrue on the remaining balance of the Note during the period from the payment of the First Installment until the Second Installment Date. The convertible note was fully retired during the quarter ended June 30, 2025.

Late Charges

The Company is required to pay a late charge of 15% on any amount of principal or other amounts that are not paid when due.

Conversion

Fixed Conversions at Option of Holder

The holder of the Note may convert all, or any part, of the outstanding principal and interest of the Note, at any time at such holder’s option, into shares of our common stock at an initial fixed conversion price, which is subject to:

●	proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions; and

●	full-ratchet adjustment in connection with a subsequent offering at a per share price less than the fixed conversion price then in effect.

Pursuant to the original terms of the Note, since during the fiscal quarter ending March 31, 2022, the Company (i) failed to process at least $750 million in transaction volume or (ii) had revenue that was less than $12 million, the Note’s fixed conversion price then in effect exceeded the greater of (x) the Note’s $1.67 floor and (y) 140% of the market price as of April 1, 2022 (the “Adjustment Measuring Price”), on April 1, 2022, the fixed conversion price automatically adjusted to the Adjustment Measuring Price.

As part of the Restructuring Agreement, the Company agreed to allow for the conversion of up to $4.5 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to the lesser of (i) $2.40 and (ii) 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

As part of the First Exchange Agreement, the Company agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

1-Year Alternate Optional Conversion

At any time following the first anniversary of the issuance date of the Note, but only if the closing bid price of our common stock on the immediately prior trading day is less than $6.50, the holder of the Note shall have the option to convert, at such holder’s option, pro rata, up to $30 million of the principal amount of the Note (in $250,000 increments) at the “alternate optional conversion price,” which is equal to the lower of (i) the then in effect conversion price and (ii) the greater of (x).the Note’s $1.67 floor price or (y) 98% of the market price on the conversion date.

Alternate Event of Default Optional Conversion

If an event of default has occurred under the Note, the holder may alternatively elect to convert the Note (subject to an additional 15% redemption premium) at the “alternate event of default conversion price” equal to the lesser of:

●	the fixed conversion price then in effect; and

the greater of:

●	the floor price; and

●	80% of the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

Beneficial Ownership Limitation

The Note may not be converted, and shares of common stock may not be issued under the Note if, after giving effect to the conversion or issuance, the applicable holder of the Note (together with its affiliates, if any) would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock, which is referred to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable holder of the Note, except that any raise will only be effective upon 61 days’ prior notice to us.

Change of Control Redemption Right

In connection with a change of control of the Company, the holder may require us to redeem in cash, all, or any portion, of the Notes at a 15% redemption premium to the greater of the face value, the equity value of our common stock underlying the Note, and the equity value of the change of control consideration payable to the holder of our common stock underlying the Note.

The equity value of our common stock underlying the Note is calculated using the greatest closing sale price of our common stock during the period immediately preceding the consummation or the public announcement of the change of control and ending the date the holder gives notice of such redemption.

The equity value of the change of control consideration payable to the holder of our common stock underlying the Note is calculated using the aggregate cash consideration and aggregate cash value of any non-cash consideration per share of our common stock to be paid to the holders of our common stock upon the change of control.

Events of Default

Under the terms of the First Supplemental Indenture, the events of default contained in the Base Indenture shall not apply to the Note. Rather, the Note contains standard and customary events of default including but not limited to: (i) the suspension from trading or the failure to list the Company’s common stock within certain time periods; (ii) failure to make payments when due under the Notes; and (iii) bankruptcy or insolvency of the Company.

If an event of default occurs, the holder may require us to redeem all or any portion of the Note (including all accrued and unpaid interest and late charges thereon), in cash, at a 15% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note.

The equity value of the Company’s common stock underlying the Note is calculated using the greatest closing sale price of the Company’s common stock on any trading day immediately preceding such event of default and the date the Company makes the entire payment required.

Company Optional Redemption Rights

At any time no event of default exists, the Company may redeem all, but not less than all, of the Note outstanding in cash all, or any portion, of the Note at a 5% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note.

The equity value of the Company’s common stock underlying the Note is calculated using the greatest closing sale price of the Company’s common stock on any trading day during the period commencing on the date immediately preceding such date the Company notifies the applicable holder of such redemption election and the date the Company makes the entire payment required.

The following table provides a summary of the changes in the Note balance from inception through September 30, 2025 (in thousands):

Balance, December 31, 2020	$-
Convertible debentures issued	100,000
Derivative liability	(21,580)
Original issue discount of 16%	(16,000)
Placement fees and issuance costs	(7,200)
Accretion and write-off of debt discount	3,435
Balance, net of unamortized debt discount of $41,345 - December 31, 2021	58,655
Repayments and conversion	(14,550)
Accretion and write-off of debt discount	16,996
Balance, net of unamortized debt discount of $24,349 - December 31, 2022	61,101
Repayments and conversion	(66,250)
Accretion and write-off of debt discount	20,443
Balance, net of unamortized debt discount of $3,906 - December 31, 2023	15,294
Conversions	(900)
Accretion and write-off of debt discount	2,351
Balance, net of unamortized debt discount of $1,556 – December 31, 2024	16,745
Repayments and conversions	(18,300)
Accretion and write-off of debt discount	1,555
Balance, net of unamortized debt discount of $0 – September 30, 2025	$-

The Note was fully retired during the quarter ended June 30, 2025. The Company recorded debt discount accretion of $0.3 million for the three months ended September 30, 2024. The Company recorded debt discount accretion of $0.2 million and $2.0 million for the nine months ended September 30, 2025 and 2024, respectively.

Derivative Liability

The Note contains embedded derivatives representing certain conversion features, redemption rights, and contingent payments upon the occurrence of certain events of default. The Company determined that these embedded derivatives required bifurcation and separate valuation.

The Company utilizes a binomial lattice model to value its bifurcated derivatives included in the note. ASC 815 does not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as derivative financial instruments. Rather, such terms and features must be combined and fair-valued as a single compound embedded derivative. The Company selected a binomial lattice model to value the compound embedded derivative because it believes this technique is reflective of all significant assumptions that market participants would likely consider in negotiating the transfer of the note. Such assumptions include, among other inputs, stock price volatility, risk-free rates, credit risk assumptions, early redemption and conversion assumptions, and the potential for future adjustment of the conversion price due to triggering events.

The following table provides a summary of the changes in the derivative liability balance from inception through September 30, 2025 (in thousands):

Balance, December 31, 2021	$18,735
Change in fair value 2022	(18,480)
Balance, December 31, 2022	255
Increase in derivative liability upon extinguishment of debt	6,312
Change in fair value 2023	(6,548)
Balance, December 31, 2023	19
Change in fair value 2024	(15)
Balance, December 31, 2024	4
Decrease in derivative liability upon extinguishment of debt	(4)
Balance, September 30, 2025	$-

Small Business Association CARES Act Loans

On June 9, 2020, the Company entered into a 30-year loan agreement with the Small Business Association (“SBA”) under the CARES Act in the amount of $149,900. The loan bears interest at 3.75% per annum and requires monthly principal and interest payments of $731 beginning June 9, 2021. Both the then-Chief Executive Officer and Chairman of the Company signed personal guarantees under this loan. As of September 30, 2025, the loan is not in default.

On May 8, 2020, Charge Savvy, a wholly-owned subsidiary of the Company, entered into a 27-year loan agreement with the SBA under its Economic Injury Disaster Loan (“EIDL”) assistance program in the amount of $150,000. The loan bears interest at 3.75% per annum and required principal and interest payments of $731 beginning on May 8, 2021, which were subsequently deferred to November 8, 2022. On August 4, 2021, Charge Savvy was granted a loan increase in the amount of $350,000 on identical terms as the initial loan, for an aggregate loan amount of $500,000. Monthly principal and interest payments on the aggregate loan are $2,477 and began on November 8, 2022. Pursuant to the terms of Security Agreements executed in connection with this loan, the SBA was granted a security interest in all tangible and intangible personal property of Charge Savvy. As of September 30, 2025, the loan is not in default.

8. Long-Term Debt, Net

The following table summarizes the Company’s debts as of December 31, 2024, and 2023 (dollars in thousands):

	December 31,
	2024	2023
$100,000,000 8% senior convertible note, due April 5, 2026	$18,300	$19,200
Less: Unamortized debt discount	(1,555)	(3,906)
Net carrying value	16,745	15,294

$149,900 Economic Injury Disaster Loan (EIDL), interest rate of 3.75%, due June 1, 2050	155	146
$500,000 EIDL, interest rate of 3.75%, due May 8, 2050	475	487
Total debt	17,375	15,927

Less: current portion	(12)	(15)
Long-term debt, net	$17,363	$15,912

Senior Convertible Note

On November 8, 2021, the Company sold and issued, in a registered direct offering, an 8% Senior convertible note, originally due November 3, 2023, and subsequently extended to April 5, 2025, in the aggregate original principal amount of $100 million (the “Note”). The Note had an original issue discount of sixteen percent (16%) resulting in gross proceeds of $84 million. The Note was sold pursuant to the terms of a Securities Purchase Agreement, dated November 2, 2021 (the “SPA”), between the Company and the investor in the Note (the “Investor”).

The Note was issued on November 8, 2021, pursuant to an indenture dated November 2, 2021 between us and Wilmington Savings Fund Society, FSB, as trustee (the “Base Indenture”), as supplemented by a first supplemental indenture thereto, dated November 2, 2021, relating to the Note (the “First Supplemental Indenture” and the Base Indenture as supplemented by the First Supplemental Indenture, the “First Indenture”). The terms of the Note include those provided in the First Indenture and those made part of the First Indenture by reference to the Trust Indenture Act.

First Exchange Agreement

On July 25, 2023, the Company entered into an Exchange Agreement (the “First Exchange Agreement”) under which the Company and the Investor agreed to exchange (the “Series A Exchanges”), in two separate exchanges, an aggregate of $22.7 million of the outstanding principal and interest under the Note for 15,000 shares of a newly authorized series of preferred stock of the Company designated as Series A Preferred Convertible Stock (the “Series A Preferred Stock”), the terms of which are set forth in a Certificate of Designations of Rights and Preferences of Series A Convertible Preferred Stock of RYVYL Inc. (the “Series A Certificate of Designations”), which the Company filed with the Nevada Secretary of State prior to the initial issuance of the Series A Preferred Stock. The Series A Preferred Stock is further described in Note 9, Convertible Preferred Stock. As part of the First Exchange Agreement, the Company also agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of the Company’s common stock during the five trading days immediately prior to such conversion; and the Investor agreed to waive any interest that would otherwise accrue on the Note during the period commencing on April 1, 2023 through, and including, December 31, 2023.

On July 31, 2023, pursuant to the terms of the First Exchange Agreement, the Company closed the initial exchange (the “Initial Series A Exchange”) and issued 6,000 shares of Series A Preferred Stock in exchange for $4.3 million of the outstanding principal balance of the Note and $1.7 million of accrued interest. Additionally, upon satisfaction of all applicable closing conditions, including, without limitation, the Company having obtained any stockholder approval required for the consummation of the transactions and the issuance of the common stock issuable upon the conversion of all of the shares of Series A Preferred Stock (unless waived by the applicable other party), in the final exchange (the “Final Series A Exchange”), the parties agreed to exchange the remaining $16.7 million of the outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock on a date mutually agreed to by the Company and the Investor. The Company determined that the parties’ obligation to exchange the remaining $16.7 million of the outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock in the Final Series A Exchange represents an embedded conversion feature that does not require bifurcation and separate valuation because it would not meet the definition of a derivative, if freestanding, under ASC 815, Derivatives and Hedging (“ASC 815”), as net settlement could not be achieved.

The Company analyzed the changes made to the Note under the First Exchange Agreement under ASC 470-50 to determine if extinguishment accounting was applicable. Under ASC 470-50-40-10, a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Since the First Exchange Agreement added a substantive conversion option, the Company determined that extinguishment accounting was applicable. In accordance with the extinguishment accounting guidance, the Company recorded a loss on extinguishment of $1.3 million which represents the difference between (a) the fair value of the modified Note and the 6,000 shares of Series A Preferred Stock issued in the Initial Series A Exchange and (b) the carrying amount of the Note and the fair value of the bifurcated embedded derivative immediately prior to giving effect to the First Exchange Agreement.

Second Exchange Agreement

Under the terms of the First Exchange Agreement, a final closing was to be held upon which the Investor was to exchange an additional $16.7 million of principal of the Note into 9,000 shares of Series A Preferred Stock (the “Unissued Series A Preferred Stock”) which shares of Unissued Series A Preferred Stock were convertible into shares of common stock, in accordance with the terms of the Series A Certificate of Designations.

On November 27, 2023, the Company entered into an Exchange Agreement (the “Second Exchange Agreement”) with the Investor under which the Company and the Investor agreed to exchange (the “Series B Exchange”), (i) all of the existing shares of Series A Preferred Stock issued to the Investor in the Initial Series A Exchange, (ii) the right to exchange the shares of Unissued Series A Preferred Stock for an additional $16.7 million of principal of the Note, and (iii) $60.3 million of the outstanding principal under the Note for 55,000 shares of a newly authorized series of preferred stock of the Company designated as Series B Preferred Convertible Stock (the “Series B Preferred Stock,” and collectively with the Series A Preferred Stock, the “Preferred Stock”),”), the terms of which are set forth in a Certificate of Designations of Rights and Preferences of Series B Convertible Preferred Stock of RYVYL Inc. (the “Series B Certificate of Designations”), which the Company filed with the Nevada Secretary of State prior to the initial issuance of any shares of Series B Preferred Stock. The Series B Preferred Stock is further described in Note 9, Convertible Preferred Stock. As additional consideration for the Series B Exchange, the Company has also agreed to make a cash payment to the Investor in the amount of $3.0 million. As part of the Second Exchange Agreement, the Investor also agreed to forbear from requiring the repayment of the Note (to the extent such repayment obligation arises solely as a result of the occurrence of the maturity date and not with respect to any event of default or redemption rights in the Note or pursuant to the Indenture (as such term is defined in the Second Exchange Agreement)) during the period commencing on November 5, 2024 through, and including, April 5, 2025; and to extend the waiver of payment of interest under the Note through July 1, 2024.

The Company analyzed the changes made to the Note under the Second Exchange Agreement under ASC 470-50 to determine if extinguishment accounting was applicable. Under ASC 470-50-40-10, a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Since the Second Exchange Agreement eliminated a substantive conversion option (the parties’ obligation to exchange the remaining $16.7 million of outstanding principal balance subject to the Series A Exchange for 9,000 shares of Series A Preferred Stock in the Final Series A Exchange), the Company determined that extinguishment accounting was applicable. In accordance with the extinguishment accounting guidance, the Company recorded a loss on extinguishment of $22.5 million which represents the difference between (a) the fair value of the modified Note, the fair value of the 55,000 shares of Series B Preferred Stock issued in the Series B Exchange, and the $3.0 million cash payment made to the Investor, and (b) the carrying amount of the Note, the fair value of the bifurcated embedded derivative immediately prior to giving effect to the Second Exchange Agreement, and the fair value of the existing shares of Series A Preferred Stock issued to the Investor in the Initial Series A Exchange forfeited to the Company by the Investor.

On November 29, 2023, the Company closed the Series B Exchange, pursuant to which the Company issued to the Investor 55,000 shares of Series B Convertible Preferred Stock and paid the Investor a cash payment in the amount of $3.0 million, in exchange for 6,000 shares of Series A Convertible Preferred Stock previously issued to the Investor, the right to exchange the shares of Unissued Series A Preferred Stock for an additional $16.7 million of principal of the Note, and the reduction of principal of the Note in the aggregate amount of $60.3 million.

Forbearance Agreement

On May 17, 2024, the Company entered into a Forbearance Agreement (the “Forbearance Agreement”) with the Investor pursuant to which the Investor, in consideration for the Company’s cash payment in the amount of $80,000 as an advance payment of a portion of the next interest payment, in the estimated amount of $380,000, due and payable under the Note on October 1, 2024, agreed to further forbear from requiring the repayment of the Note (to the extent such repayment obligation arises solely as a result of the occurrence of the maturity date and not with respect to any event of default or redemption rights in the Note or pursuant to the Indenture) during the period commencing on April 5, 2025 through, and including, April 5, 2026. The Company analyzed the changes made to the Note under the Forbearance Agreement under ASC 470-60 to determine if the transaction qualified as a troubled debt restructuring. For a debt restructuring to be considered troubled, the debtor must be experiencing financial difficulties and the creditor must have granted a concession. The Company considered the indicators of financial difficulties provided in ASC 470-60 and determined that one or more indicators were present at the time the Forbearance Agreement was entered into, such as the existence of substantial doubt about the Company’s ability to continue as a going concern. Furthermore, the Company determined that the effective borrowing rate on the Note decreased as a result of the changes made to the Note under the Forbearance Agreement and, as such, the Investor granted a concession on the debt. As a result, the changes made to the Note under the Forbearance Agreement were accounted for as a troubled debt restructuring. However, no restructuring gain or corresponding adjustment to the carrying amount of the Note was recorded because the net carrying amount of the Note at the time the Forbearance Agreement was entered into was less than the total undiscounted future principal and interest payments of the restructured Note. The $80,000 cash payment made to the Investor in connection with the Forbearance Agreement was treated as a lender fee and expensed as incurred under the troubled debt restructuring model.

During the year ended December 31, 2022, the Investor converted $8.55 million of the outstanding Note principal balance into 598,695 shares of the Company’s common stock at a weighted average conversion price of $1.43. In addition, the Company paid the Investor $6.9 million in January 2022 in exchange for cancellation of $6.0 million of the outstanding principal balance. During the year ended December 31, 2023, the Investor converted $1.65 million of the outstanding Note principal balance into 527,910 shares of the Company’s common stock at a weighted average conversion price of $1.18. During the year ended December 31, 2024, the Investor converted $0.9 million of the outstanding Note principal balance into 823,294 shares of the Company’s common stock at a weighted average conversion price of $1.10.

Ranking

The Note is the senior unsecured obligation of the Company and not the financial obligation of our subsidiaries. Until such date as the principal amount of the Note is $5 million or less, all payments due under the Note will be senior to all other indebtedness of the Company and/or any of its subsidiaries.

Maturity Date

Under its original terms, unless earlier converted, or redeemed, the Note was to mature on November 3, 2023, the second anniversary of the issuance date, which we refer to herein as the “Maturity Date,” subject to the right of the Investor to extend the date:

(i)	if an event of default under the Note has occurred and is continuing (or any event shall have occurred and be continuing that with the passage of time and the failure to cure would result in an event of default under the Note) and

(ii)	for a period of 20 business days after the consummation of a fundamental transaction if certain events occur.

We are required to pay, on the Maturity Date, all outstanding principal, accrued and unpaid interest and accrued and unpaid late charges on such principal and interest, if any.

As part of the Restructuring Agreement entered into with the Investor on August 16, 2022 (the “Restructuring Agreement”), the Company obtained a forbearance of the Maturity Date from November 5, 2023 to November 5, 2024. As part of the Second Exchange Agreement entered into with the Investor on November 27, 2023, the Company obtained a further forbearance of the Maturity Date from November 5, 2024 to April 5, 2025. As part of the Forbearance Agreement entered into with the Investor on May 17, 2024, the Company obtained a further forbearance of the Maturity Date from April 5, 2025 to April 5, 2026.

Interest

The Note bears interest at the rate of 8% per annum which (a) shall commence accruing on the date of issuance, (b) shall be computed on the basis of a 360-day year and twelve 30-day months and (c) shall be payable in cash quarterly in arrears on the first trading day of each calendar quarter or otherwise in accordance with the terms of the Note. If the holder elects to convert or redeem all or any portion of the Note prior to the Maturity Date, all accrued and unpaid interest on the amount being converted or redeemed will also be payable. If we elect to redeem all or any portion of the Note prior to the Maturity Date, all accrued and unpaid interest on the amount being redeemed will also be payable. The interest rate of the Note will automatically increase to 15% per annum upon the occurrence and continuance of an event of default (See “Events of Default” below).

Subject to the satisfaction of certain equity conditions, the terms of the Restructuring Agreement require the holder to voluntarily convert certain interest payments when due under the Note at 95% of the lower of (i) the then in effect conversion price and (ii) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

As part of the First Exchange Agreement, the Investor agreed to waive any interest that would otherwise accrue on the Note during the period commencing on April 1, 2023 through, and including, December 31, 2023. As part of the Second Exchange Agreement, the Investor agreed to extend the waiver of payment of interest under the Note through July 1, 2024.

Late Charges

The Company is required to pay a late charge of 15% on any amount of principal or other amounts that are not paid when due.

Conversion

Fixed Conversions at Option of Holder

The holder of the Note may convert all, or any part, of the outstanding principal and interest of the Note, at any time at such holder’s option, into shares of our common stock at an initial fixed conversion price, which is subject to:

●	proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions; and

●	full-ratchet adjustment in connection with a subsequent offering at a per share price less than the fixed conversion price then in effect.

Pursuant to the original terms of the Note, since during the fiscal quarter ending March 31, 2022, the Company (i) failed to process at least $750 million in transaction volume or (ii) had revenue that was less than $12 million, the Note’s fixed conversion price then in effect exceeded the greater of (x) the Note’s $1.67 floor and (y) 140% of the market price as of April 1, 2022 (the “Adjustment Measuring Price”), on April 1, 2022, the fixed conversion price automatically adjusted to the Adjustment Measuring Price.

As part of the Restructuring Agreement, the Company agreed to allow for the conversion of up to $4.5 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to the lesser of (i) $2.40 and (ii) 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

As part of the First Exchange Agreement, the Company agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

1-Year Alternate Optional Conversion

At any time following the first anniversary of the issuance date of the Note, but only if the closing bid price of our common stock on the immediately prior trading day is less than $6.50, the holder of the Note shall have the option to convert, at such holder’s option, pro rata, up to $30 million of the principal amount of the Note (in $250,000 increments) at the “alternate optional conversion price,” which is equal to the lower of (i) the then in effect conversion price and (ii) the greater of (x).the Note’s $1.67 floor price or (y) 98% of the market price on the conversion date.

Alternate Event of Default Optional Conversion

If an event of default has occurred under the Note, the holder may alternatively elect to convert the Note (subject to an additional 15% redemption premium) at the “alternate event of default conversion price” equal to the lesser of:

●	the fixed conversion price then in effect; and

the greater of:

●	the floor price; and

●	80% of the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.

Beneficial Ownership Limitation

The Note may not be converted, and shares of common stock may not be issued under the Note if, after giving effect to the conversion or issuance, the applicable holder of the Note (together with its affiliates, if any) would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock, which is referred to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable holder of the Note, except that any raise will only be effective upon 61 days’ prior notice to us.

Change of Control Redemption Right

In connection with a change of control of the Company, the holder may require us to redeem in cash, all or any portion, of the Note at a 15% redemption premium to the greater of the face value, the equity value of our Common Stock underlying the Note, and the equity value of the change of control consideration payable to the holder of our common stock underlying the Note.

The equity value of our common stock underlying the Note is calculated using the greatest closing sale price of our common stock during the period immediately preceding the consummation or the public announcement of the change of control and ending the date the holder gives notice of such redemption.

The equity value of the change of control consideration payable to the holder of our common stock underlying the Note is calculated using the aggregate cash consideration and aggregate cash value of any non-cash consideration per share of our common stock to be paid to the holders of our common stock upon the change of control.

Events of Default

Under the terms of the First Supplemental Indenture, the events of default contained in the Base Indenture shall not apply to the Note. Rather, the Note contains standard and customary events of default including but not limited to: (i) the suspension from trading or the failure to list the Company’s common stock within certain time periods; (ii) failure to make payments when due under the Notes; and (iii) bankruptcy or insolvency of the Company.

If an event of default occurs, the holder may require us to redeem all or any portion of the Note (including all accrued and unpaid interest and late charges thereon), in cash, at a 15% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note.

The equity value of the Company’s common stock underlying the Note is calculated using the greatest closing sale price of the Company’s common stock on any trading day immediately preceding such event of default and the date the Company makes the entire payment required.

Company Optional Redemption Rights

At any time no event of default exists, the Company may redeem all, but not less than all, of the Note outstanding in cash all, or any portion, of the Note at a 5% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note.

The equity value of the Company’s common stock underlying the Note is calculated using the greatest closing sale price of the Company’s common stock on any trading day during the period commencing on the date immediately preceding such date the Company notifies the applicable holder of such redemption election and the date the Company makes the entire payment required.

The following is a rollforward of the senior convertible note balance (dollars in thousands):

Balance, December 31, 2020	$-
Convertible debentures issued	100,000
Derivative liability	(21,580)
Original issue discount of 16%	(16,000)
Placement fees and issuance costs	(7,200)
Amortization and write-off of debt discount	3,435
Balance, net of unamortized debt discount of $41,345 - December 31, 2021	58,655
Repayments and conversion	(14,550)
Amortization and write-off of debt discount	16,996
Balance, net of unamortized debt discount of $24,349 - December 31, 2022	61,101
Repayments and conversion	(66,250)
Amortization and write-off of debt discount	20,443
Balance, net of unamortized debt discount of $3,906 - December 31, 2023	15,294
Repayments and conversion	900
Amortization and write-off of debt discount	2,351
Balance, net of unamortized debt discount of $ - December 31, 2024	$16,745

The Company recorded debt discount accretion expense of $2.3 million and $13.1 million for the years ended December 31, 2024, and 2023, respectively.

The Company incurred interest expense of $0.7 million and $3.3 million for the years ended December 31, 2024, and 2023, respectively.

Derivative Liability

The senior convertible note contains embedded derivatives representing certain conversion features, redemption rights, and contingent payments upon the occurrence of certain events of default. The Company determined that these embedded derivatives required bifurcation and separate valuation.

The Company utilizes a binomial lattice model to value its bifurcated derivatives included in the note. ASC 815 does not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as derivative financial instruments. Rather, such terms and features must be combined and fair-valued as a single compound embedded derivative. The Company selected a binomial lattice model to value the compound embedded derivative because it believes this technique is reflective of all significant assumptions that market participants would likely consider in negotiating the transfer of the note. Such assumptions include, among other inputs, stock price volatility, risk-free rates, credit risk assumptions, early redemption and conversion assumptions, and the potential for future adjustment of the conversion price due to triggering events. Additionally, there are other embedded features of the Note requiring bifurcation, other than the conversion features, which had no value at December 31, 2024 and December 31, 2023, due to management’s estimates of the likelihood of certain events, but that may have value in the future should those estimates change.

The following is a rollforward of the derivative liability balance (dollars in thousands):

Balance, December 31, 2021	$18,735
Change in fair value 2022	(18,480)
Balance, December 31, 2022	255
Increase in derivative liability upon extinguishment of debt	6,312
Change in fair value 2023	(6,548)
Balance, December 31, 2023	19
Change in fair value 2024	(15)
Balance, December 31, 2024	$4

Small Business Association CARES Act Loans

On June 9, 2020, the Company entered into a 30-year loan agreement with the Small Business Association (“SBA”) under the CARES Act in the amount of $149,900. The loan bears interest at 3.75% per annum and requires monthly principal and interest payments of $731 beginning June 9, 2021. Both the Chief Executive Officer and Chairman of the Company signed personal guarantees under this loan. As of December 31, 2024, the loan is not in default.

On May 8, 2020, Charge Savvy, a wholly-owned subsidiary of the Company, entered into a 27-year loan agreement with the SBA under its Economic Injury Disaster Loan (“EIDL”) assistance program in the amount of $150,000. The loan bears interest at 3.75% per annum and required principal and interest payments of $731 beginning on May 8, 2021, which were subsequently deferred to November 8, 2022. On August 4, 2021, Charge Savvy was granted a loan increase in the amount of $350,000 on identical terms as the initial loan, for an aggregate loan amount of $500,000. Monthly principal and interest payments on the aggregate loan are $2,477 and began on November 8, 2022. Pursuant to the terms of Security Agreements executed in connection with this loan, the SBA was granted a security interest in all tangible and intangible personal property of Charge Savvy. As of December 31, 2024, the loan is not in default.